SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of Initial Application of IFRS 16 - Leases (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [abstract]
Property, plant and equipment	€ 2,084	€ 2,047
Borrowings	€ (1,895)	€ (1,868)	€ (2,056)